Franchise Arrangements (Schedule Of Revenues From Franchised Restaurants) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Franchise Arrangements [Abstract]
Rent	$ 171,859		$ 161,591		$ 152,380
Initial fees	929	[1]	780	[1]	514	[1]
Royalty fees	639	[2]	652	[2]	627	[2]
Total	173,427		163,023		153,521
Initial fees paid to McDonald's Corporation	1,150		882		518
Royalty fees paid to McDonald's Corporation	$ 69,933		$ 65,756		$ 60,261

[1]	Disclosed net of initial fees paid to McDonald’s Corporation for $1,150, $882 and $518 in 2013, 2012 and 2011, respectively.
[2]	Disclosed net of royalties fees paid to McDonald’s Corporation for $69,933, $65,756 and $60,261 in 2013, 2012 and 2011, respectively.